SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Accounts Receivable from Customers Accounting for 10% Percent or More) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Minimum [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	10.00%
Company A [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable		[1]	13.00%
Company B [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable		[1]	10.00%
Company C [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	22.00%			[1]

[1]	Less than 10%